Document and Entity Information	Feb. 17, 2023
Document and Entity Information [Abstract]
Document Type	8-K
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Period End Date	Feb. 17, 2023
Entity File Number	001-40255
Entity Registrant Name	WILLIAM PENN BANCORPORATION
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	85-3898797
Entity Address State Or Province	PA
Entity Address, Address Line One	10 Canal Street
Entity Address, Adress Line Two	Suite 104
Entity Address, City or Town	Bristol
Entity Address, Postal Zip Code	19007
City Area Code	267
Local Phone Number	540-8500
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	WMPN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001828376
Amendment Flag	false